SHARE-BASED COMPENSATION - Inputs to the Model Used for PSUs Granted (Details) - PSUs	6 Months Ended
Jun. 30, 2024 € / shares
Disclosure of Input of Model Used for Performance-Based RSU [Line Items]
Fair value at grant date (in euros) (in EUR per share)	€ 24.84
Dividend yield	0.00%
Expected volatility	44.00%
Risk-free interest rate (US government bond yield)	4.46%
Share price at grant date (in EUR per share)	€ 18.14